Loans Payable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jun. 18, 2024	May 28, 2024	Dec. 12, 2022
Loans Payable [Line Items]
Interest expense on loans	$ 4,129	$ 29,380
Original cost of asset	1,407,886		$ 1,317,794
Accumulated depreciation	$ 740,510		587,147
Unsecured Loan [Member]
Loans Payable [Line Items]
Interest rate						0.00%
Third Party [Member] | Short-Term Loan I [Member]
Loans Payable [Line Items]
Borrowed amount						$ 200,000
Third Party [Member] | Short-Term Loan II [Member]
Loans Payable [Line Items]
Borrowed amount				$ 100,000	$ 100,000
Loans Payable [Member]
Loans Payable [Line Items]
Original cost of asset			77,444
Accumulated depreciation			$ 32,794